Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
12.	Leases
The weighted average remaining lease term was 3 years for operating leases as of June 30, 2021. The weighted average discount rate was 6% for operating leases as of June 30, 2021.
Finance lease costs were immaterial for the three and six months ended June 30, 2021 and 2020. The components of operating lease cost for the three and six months ended June 30, 2021 and 2020, were as follows (in thousands):

	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Operating Lease Cost:
Fixed lease cost	$292	$213	$505	$426
Variable lease cost	36	81	119	121

Total operating lease cost	$328	$294	$624	$547

The supplemental cash flow information related to our operating leases is as follows (in thousands):

	Six Months Ended June 30,
	2021	2020
Supplemental Cash Flow Information :
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$462	$454

Operating cash flows for finance leases	$—	$12

Financing cash flows for finance leases	$—	$933

Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities	$2,187	$—

There are no finance lease liabilities as of June 30, 2021. Maturities of operating lease liabilities as of June 30, 2021, are as follows (in thousands):

Operating Leases

2021 (for the remaining period)	$582
2022	1,239
2023	931
2024	437
2025	327
Thereafter	394

Total lease obligation	$3,910
Less: Imputed interest	(408)

Total lease liabilities	$3,502
Less: Current lease liabilities	(1,020)
Total non-current lease liabilities	$2,482

13.	Leases
We have operating leases for office space and finance leases for manufacturing equipment. These leases have remaining lease terms of 1 years to 4 years. Some leases include extension options for up to 5 years. These options are included in the lease term when it is reasonably certain that the option will be exercised.
The weighted average remaining lease term was 3 years for operating leases as of December 31, 2020. The weighted average discount rate was 6% for operating leases as of December 31, 2020.

The components of lease cost for the year e
n
ded December 31, 2020, were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Operating Lease Cost:
Fixed lease cost	$851	777
Variable lease cost	154	253

Total operating cost	$1,005	$1,030

Total lease cost	$1,391	$1,533

Other information related to leases was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Supplemental Cash Flow Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$916	$756

Operating cash flows for finance leases	$15	$115

Financing cash flows for finance leases	$1,192	$1,215

Right-of-use assets obtained in exchange of lease obligations:
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$1,158

There are no finance lease liabilities as of December 31, 2020. Maturities of operating lease liabilities as of December 31, 2020, were as follows (in thousands):

Operating Leases
Year Ending December 31:
2021	$682
2022	613
2023	456
2024	121

Total lease obligation	$1,872
Less: Imputed interest	(149)

Total lease liabilities	$1,723
Less: Current lease liabilities	(596)

Total non-current lease liabilities	$1,127